Pensions and similar obligations - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of defined benefit plans [line items]
Number of defined benefit plans	82
Present value of funded obligations	$ 4,209	$ 4,090
Employee benefit net	1,125	1,254
Increase in fair value of the plan assets	304
Actual return on plans assets resulting to gain (losses)	$ 271	$ 173
Weighted average duration of the benefit obligation	9 years 9 months 18 days	10 years 6 months
Defined Benefit Plan [Member]
Disclosure of defined benefit plans [line items]
Defined contribution plans	$ 178	$ 183	$ 166
Increase in defined benefit obligations	$ 139
Retirement or Leaving Service Plans [Member]
Disclosure of defined benefit plans [line items]
Number of defined benefit plans	64
Medical Cost Plans [Member]
Disclosure of defined benefit plans [line items]
Number of defined benefit plans	14
Medical Cost Plans [Member] | Brazil [Member]
Disclosure of defined benefit plans [line items]
Present value of funded obligations	$ 105
Other Long Term Employee Benefit Plans [Member]
Disclosure of defined benefit plans [line items]
Number of defined benefit plans	4
Active Employees [Member]
Disclosure of defined benefit plans [line items]
Present value of funded obligations	$ 1,000
Deferred [member]
Disclosure of defined benefit plans [line items]
Present value of funded obligations	800
Members in Retirement [Member]
Disclosure of defined benefit plans [line items]
Present value of funded obligations	3,000
Funded Defined Benefit Plans [member]
Disclosure of defined benefit plans [line items]
Expected contribution towards defined benefit plans	103
Unfunded Defined Benefit Plans And Post Retirement Medical Plans [member]
Disclosure of defined benefit plans [line items]
Expected contribution towards defined benefit plans	$ 81